FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 7,325	$ 6,867
Financial liabilities	44,345	39,375
Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities	4,691	3,666
Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	30,892	26,567
Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	3,154	3,634
Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	2,132	2,067
Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	3,456	3,421
Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	20	20
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial liabilities	357	362
FVTPL (Fair Value) | Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	357	362
FVTPL (Fair Value) | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	0
FVTPL (Fair Value) | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	0
Available for sale securities (Fair Value through OCI) | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	0	0
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial liabilities	43,988	39,013
Loans and Receivables/Other Liabilities (Amortized Cost) | Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities	4,691	3,666
Loans and Receivables/Other Liabilities (Amortized Cost) | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	30,892	26,567
Loans and Receivables/Other Liabilities (Amortized Cost) | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	3,154	3,634
Loans and Receivables/Other Liabilities (Amortized Cost) | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	1,775	1,705
Loans and Receivables/Other Liabilities (Amortized Cost) | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	3,456	3,421
Loans and Receivables/Other Liabilities (Amortized Cost) | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	20	20
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	1,553	2,012
Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	23	46
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	5,749	4,809
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,380	1,279
Cash and cash equivalents | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	1,380	1,279
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	4,293	3,475
Accounts receivable and other | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	4,293	3,475
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	1,652	2,113
Financial assets (current and non-current) | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	1,553	2,012
Financial assets (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	23	46
Financial assets (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	$ 76	$ 55